Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
MR [Member] | Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		$ 225,181	$ 217,141
LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		188,890	136,514
Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		82,782	78,510
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	$ 625,770	496,853	432,165
Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		82,782	78,510
Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	103,150
Scorpio LR2 Pool Limited [Member] | LR2 [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		188,890	136,514
Scorpio LR2 Pool Limited [Member] | LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	260,893
Scorpio MR Pool Limited [Member] | MR [Member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	$ 261,727
Scorpio MR Pool Limited [Member] | MR [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		$ 225,181	$ 217,141